Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Delaware Diversified Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Class A) – including sales charge
Average Annual Return, Percent	7.25%	(0.44%)		1.29%
Delaware Diversified Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Class C) – including sales charge
Average Annual Return, Percent	10.26%	(0.29%)		0.99%
Delaware Diversified Income Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Class R) – including sales charge
Average Annual Return, Percent	11.98%	0.21%		1.49%
Delaware Diversified Income Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	12.53%	0.71%		2.00%
Delaware Diversified Income Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Class R6) – including sales charge
Average Annual Return, Percent	12.63%	0.80%	2.21%
Without Sales Load [Member] | Delaware Diversified Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Class A) – excluding sales charge
Average Annual Return, Percent	12.25%	0.49%		1.76%
Without Sales Load [Member] | Delaware Diversified Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Class C) – excluding sales charge
Average Annual Return, Percent	11.26%	(0.29%)		0.99%
Without Sales Load [Member] | Delaware Diversified Income Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Class R) – excluding sales charge
Average Annual Return, Percent	11.98%	0.21%		1.49%
Without Sales Load [Member] | Delaware Diversified Income Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	12.53%	0.71%		2.00%
Without Sales Load [Member] | Delaware Diversified Income Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Delaware Diversified Income Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	12.63%	0.80%	2.21%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	10.55%	(0.23%)	1.22%	1.49%